TAXATION (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
TAXATION (Tables)
Income (loss) for the year	$ (995,066)	$ (79,967)	$ 2,524,763
Income tax expense	0	0	0
Income (loss) excluding income tax	(995,066)	(79,967)	2,524,763
Income tax expense (recovery) using the Company's domestic tax rate	(269,000)	(22,000)	682,000
Effect of tax rates in foreign jurisdiction	1,000	1,000	0
Non-deductible expenses and other	134,000	1,000	10,000
Differences in statutory tax rates and deferred tax rates	0	0	(2,000)
Changes in unrecognized temporary differences	134,000	56,000	(690,000)
Current tax expense	$ 0	$ 36,000	$ 0